Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stockholders' Equity (Deficit)

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The authorized preferred stock of the Company consists of 10,000,000 shares of preferred stock at a par value of $0.001.  As of December 31, 2011, the Company had no outstanding shares of preferred stock.

Common Stock

The authorized common stock of the Company consists of 500,000,000 shares of common stock with a par value of $0.001.

On April 20, 2011, MEDL sold an aggregate of $300,000 secured 5% bridge notes to certain accredited investors in a private placement transaction.  The bridge notes were to mature upon the earlier to occur of a private placement of at least $2,200,000 and simultaneous reverse merger or on October 20, 2011.  The principal amount of the bridge notes automatically exchanged into shares of common stock of the Company in the Private Placement (as defined below) at a price per share of $0.25.

On June 3, 2011, the board of directors of the Registrant authorized a 37.39716 for one forward split of its outstanding common stock in the form of a dividend, whereby an additional 36.39716 shares of common stock, par value $0.001 per share, were issued for each one share of common stock held by each shareholder of record on June 23, 2011.

On June 24, 2011, the Company completed a share exchange (the “Share Exchange”) with MEDL, a California corporation, and the shareholders of MEDL (the “MEDL Shareholders”) according to which the MEDL Shareholders transferred all of the issued and outstanding capital stock of MEDL to the Company in exchange for the issuance to the MEDL Shareholders of an aggregate of 20,000,000 shares of common stock of the Company.  The Share Exchange caused MEDL to become a wholly-owned subsidiary of the Company.

In connection with the closing of the share exchange, the Company sold 10,000,000 shares of common stock at a purchase price of $0.25 per share in a private placement to accredited investors, resulting in aggregate gross proceeds of $2,500,000 (including the exchange of bridge notes in the aggregate principal amount of $300,000) (the “Private Placement”).  Accrued interest of $2,712 in respect of the bridge notes was not paid at the closing and is included in accounts and accrued expenses payable at December 31, 2011.

Two business days following the closing of the Share Exchange and the Private Placement, under an Agreement Share of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Conveyance Agreement”),  the Company transferred all of its pre-Exchange assets and liabilities to its newly formed wholly-owned subsidiary, Resume in Minutes Holdings, Inc. (“SplitCo”). Thereafter, pursuant to a stock purchase agreement (the “Stock Purchase Agreement”), the Company transferred all of the outstanding capital stock of SplitCo to certain of its former shareholders in exchange for the cancellation of 94,824,263 shares of its common stock that they owned (the “Split-Off”), with 10,000,000 shares of its common stock held by persons who acquired such shares prior to the Share Exchange remaining outstanding.  These 10,000,000 shares constitute the Company’s “public float” and are its only shares of registered common stock and accordingly are its only shares available for resale without further registration or under an applicable exemption from registration.

On December 23, 2011, Medl Mobile issued 25,000 shares of Common Stock for investor relations services at a price per share of $.80 for total expense of $20,000.

As of December 31, 2011, the Company has 40,025,000 shares of common stock issued and outstanding.

Warrants

The Company has no warrants for the year ended December 31, 2011 and  December 31, 2010.

Share-Based Compensation and Options Issued to Consultants

2011 Equity Incentive Plan

The board of directors adopted the 2011 Equity Incentive Plan, as amended, (the “Plan”) of Medl Mobile Holdings, Inc. (Nevada) that provided for the issuance of a maximum of 6,000,000 shares of common stock.   As of December 31, 2011, there were options issued to purchase 5,302,000 shares under the plan, of this amount there are vested options exercisable into 3,256,600 shares of common stock which options exercisable for 1,879,600 shares of common stock have been issued to employees and options exercisable for 1,377,000 shares of common stock have been issued to non-employees. As of December 31, 2011, the Company had approximately 698,000 shares reserved for future grant under its Plan and there were no shares exercised during the year ended December 31, 2011.

The Company generally grants stock options to employees and directors at exercise prices equal to the fair market value of the Company's stock at the dates of grant. Stock options are typically granted throughout the year and generally vest over five years of service thereafter and expire ten years from the date of the award, unless otherwise specified. The Company recognizes compensation expense for the fair value of the stock options over the requisite service period for each stock option award.

Total share-based compensation expense included in the condensed consolidated statements of operations for the year ended December 31,2011 is $540,045. At December 31, 2011, compensation expense included in selling, general and administration is $500,286. Compensation expense included in cost of good sold is $39,759.

There was no capitalized share-based compensation cost as of December 31, 2011 and there were no recognized tax benefits during the years December 31, 2011 and 2010.

To estimate the value of an award, the Company uses the Black-Scholes option-pricing model.  This model requires inputs such as expected life, expected volatility and risk-free interest rate.  The forfeiture rate also impacts the amount of aggregate compensation.  These inputs are subjective and generally require significant analysis and judgment to develop.  While estimates of expected life, volatility and forfeiture rate are derived primarily from the Company’s historical data, the risk-free rate is based on the yield available on U.S. Treasury constant maturity rates with similar terms to the expected term of the stock option awards.  The fair value of share-based awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the year ended December 31, 2011:

Dividend Yield	$ 0
Expected Volatility	84.331%
Risk Free Interest Rate	1.53%
Expected Life	5.41 years

There were no options outstanding during the year ended December 31, 2010.

Share-Based Compensation and Options Issued to Consultants

			Weighted Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Options	Exercise Price	Life (Yrs.)	Value

Options outstanding at December 31, 2010
Granted	5,162,000	0.28	9.49	$3,400,430
Exercised
Forfeited or cancelled	(270,000)	0.34		161,100
Expired
Options outstanding at December 31, 2011	4,892,000	0.28	9.49	$3,239,330
Options exercisable at December 31, 2011	2,846,584	0.26	9.48	1,926,318
Options exercisable and options expected
to vest at December 31, 2011	4,892,000	0.28	9.49	$3,239,330

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those awards that have an exercise price currently below the closing price.

Unvested share activity for the nine months ended December 31, 2011 was as follows:

	Unvested	Weighted
	Number of	Average Grant
	Options	Fair Value
Unvested balance at December 31, 2010
Granted	5,572,000	0.28
Vested	(3,256,600)	0.26
Forfeited	(270,000)	0.34
Unvested balance at December 31, 2011	2.045,416	0.30

Employee share option activity for the year ended December 31, 2011 was as follows:

At December 31, 2011, there was $382,713 of unrecognized share-based compensation expense related to unvested employee share options with a weighted average remaining recognition period of 2.53 years.

Share-Based Compensation and Options Issued to Nonemployees

For the fiscal year ended December 31, 2011 the Company issued 1,627,000 options to nonemployees (consultants, and vendors) with an exercise price of $0.25.  1,377,000 of these shares are vested as of year end, and the remainder of 250,000 shares vest over the next fiscal year.  These options have a term of 10 years.  The Company recognized $226,000 in consulting expenses relating to these options.